Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of Income or Loss Per Common and Preferred Share

	Years ended December 31,
Description	2020	2019	2018

Numerator
Loss for the year	(10,834,709)	(2,403,086)	(635,731)

Denominator
Weighted average number of common shares	928,965,058	928,965,058	928,965,058
Weighted average number of preferred shares	329,779,360	328,571,282	325,310,485
75 preferred shares (*)	75	75	75
Weighted average number of equivalent preferred shares (*)	342,165,561	340,957,483	337,696,686
Weighted average number of equivalent common shares (**)	25,662,417,083	25,571,811,221	25,327,251,414
Weighted average number of stock options and restricted shares	63,789,234	9,865,114	11,530,390
Weighted average of shares that would have been issued at average market price	4,705,897	6,805,600	6,400,619

Basic loss per common share – R$	(0.42)	(0.09)	(0.03)
Diluted loss per common share – R$	(0.42)	(0.09)	(0.03)
Basic loss per preferred share – R$	(31.67)	(7.05)	(1.88)
Diluted loss per preferred share – R$	(31.67)	(7.05)	(1.88)

(*)
This refers to the participation in the value of the Company's total equity, calculated as if all 928,965,058 common shares had been converted into 12,386,200 preferred shares at the conversion ratio of 75 common shares for each preferred share.

(**)
This refers to the participation in the value of the Company's total equity, calculated as if the weighted average of preferred shares had been converted into common shares at the conversion ratio of 75 common shares for each 1 preferred share.